10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES: Schedule of accounts payable and accrued costs (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of accounts payable and accrued costs
	December 31, 2018	December 31, 2017
	$	$
Trade accounts payable	226,575	160,249
Accrued liabilities	87,664	141,840
	314,239	302,089